Capital adjustments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital adjustments [Abstract]
Beginning balance	[1]	₩ (398,035)	₩ (458,461)
Transaction on redemption of hybrid bonds			(1,139)
Acquisition of treasury stock		(155,923)	0	₩ 0
Other transactions with owners		1,063	61,565
Ending balance	[1]	₩ (552,895)	₩ (398,035)	₩ (458,461)

[1]	The Group acquired treasury stock through treasury stock trusts, and the consideration paid or received is recognized directly in equity.